Accounts Receivable, Net (Details) - Schedule of Accounts Receivable, Net - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Accounts Receivable, Net [Abstract]
Total trade accounts receivable	$ 15,518,614	$ 14,919,199
Less: allowance for expected credit losses	(2,561,803)	(1,569,858)
Total accounts receivable, net	12,956,811	13,322,341
Accounts receivable – current	12,286,665	11,874,127
Accounts receivable – non-current	$ 670,146	$ 1,448,214